RETIREMENT BENEFITS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of retirement benefits [line items]
Pension costs charged to the consolidated statement of profit or loss and other comprehensive income	¥ 900	¥ 1,075
State-managed retirement benefit plan [member] | Minimum [member] | PRC [member]
Disclosure of retirement benefits [line items]
Ratio of contribution to salaries of employees	13.00%
State-managed retirement benefit plan [member] | Maximum [member] | PRC [member]
Disclosure of retirement benefits [line items]
Ratio of contribution to salaries of employees	16.00%
Defined contribution mandatory provident fund [member] | Hong Kong [member]
Disclosure of retirement benefits [line items]
Ratio of contribution to salaries of employees	5.00%